Impairments - Impairments of Oil and Natural Gas Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	$ 8	$ 78	$ 809
Impairments due to lower forecasted commodity prices
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	8	23	27
Impairments due to reduction in future development
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	0	0	560
Impairments due to anticipated sale
Property, Plant and Equipment [Line Items]
Total impairments of oil and natural gas properties	$ 0	$ 55	$ 222